Shareholders' capital - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of awards
Beginning balance (in shares)	1,919,127	2,541,773
Forfeited (in shares)	(234,899)	(622,646)
Ending balance (in shares)	1,684,228	1,919,127	2,541,773
Exercisable (in shares)	1,684,228
Weighted average exercise price
Beginning balance (in USD per share)	$ 14.93	$ 14.71
Forfeited (in USD per share)	10.76	15.12
Ending balance (in USD per share)	15.52	$ 14.93	$ 14.71
Exercisable (in USD per share)	$ 15.52
Weighted average remaining contractual term (years)
Outstanding shares, weighted average remaining contractual term	2 years 7 months 20 days	3 years 11 months 12 days	5 years 2 months 4 days
Exercisable , weighted average remaining contractual term	2 years 7 months 20 days